Submission	Apr. 10, 2026
Submission [Line Items]
Central Index Key	0001858681
Registrant Name	Apollo Global Management, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES